CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Net of allowances, trade	¥ 15,932	¥ 15,925
Net of allowances, other	457	457
Net of allowances, long-term	¥ 111,093	¥ 116,547
Treasury stock shares	92,500	92,500
Common stock
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	19,899,999	19,899,999
Common stock, shares issued	5,030,850	4,975,000
Common stock, shares outstanding	4,938,350	4,882,500
Class A Common
Common stock, no par value	¥ 0	¥ 0
Common stock, shares authorized	1	1
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1